Financial Assets and Liabilities Fair Value - Summary of Changes to Proabability of the Milestone Completion (Details) € in Thousands	12 Months Ended
Dec. 31, 2022 EUR (€)
Disclosure Of Financial Instruments [Abstract]
Increase in probability of milestone achievement by 20%	€ (3,526)
Decrease in probability of milestone achievement by 20%	€ 3,526